Management of financial risks, financial instruments, and other risks (Tables)	12 Months Ended
Dec. 31, 2022
Management Of Financial Risks Financial Instruments And Other Risks
Schedule of outstanding balance of financial assets

Financial assets	2022	2021

Cash and cash equivalents	4,172,316	2,705,675

Securities	91,853	815,962
Derivative financial instruments	41,485	101,318
Collateral for credit card operations	305	1,052
Financial assets at fair value through profit or loss	133,643	918,332

Securities	9,947,138	8,163,428
Financial assets at fair value through other comprehensive income	9,947,138	8,163,428

Compulsory and other deposits at central banks	2,778,019	938,659
Credit card receivables	8,233,072	4,780,520
Loans to customers	1,673,440	1,194,814
Other receivables	521,670	50,349
Other financial assets	478,283	18,493
Financial assets at amortized cost	13,684,484	6,982,835
Total	27,937,581	18,770,270

Schedule of primary sources of funding - by maturity

	2022				2021
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Deposits by customers
Bank receipt of deposits (RDB)	14,160,805	113,154	14,273,959	96%	7,663,355	64,753	7,728,108	97%
Bank receipt of deposits (RDB-V)	-	-	-	-	31,557	-	31,557	1%
Time deposit	-	-	-	-	19,181	-	19,181	0%
Borrowings and financing	38,329	547,239	585,568	4%	23,577	123,666	147,243	2%
Instruments eligible as capital	-	11,507	11,507	0%	-	12,056	12,056	0%
Total	14,199,134	671,900	14,871,034	100%	7,737,670	200,475	7,938,145	100%

Schedule of financial liabilities into groups based on their contractual maturities

	2022
Financial liabilities	Carrying amount	Gross nominal outflow (1)	Up to 1 month	1 to 3 months	3-12 months	Over 12 months

Derivative financial instruments	9,425	9,425	152	105	9,056	112
Instruments eligible as capital	11,507	14,742	-	-	-	14,742
Repurchase agreements	197,242	197,242	197,242	-	-	-
Deposits in electronic money (*)	1,534,582	1,531,753	1,531,753	-	-	-
Bank receipt of deposits (RDB)	14,273,959	14,278,498	13,589,341	207,839	336,218	145,100
Payables to network	7,054,783	7,054,784	3,829,399	1,741,186	1,483,533	666
Borrowings and financing	585,568	721,480	482	17,011	83,182	620,805
Total	23,667,066	23,807,923	19,148,369	1,966,141	1,911,989	781,425
(*)	In accordance with regulatory requirements, in guarantee of these deposits the Group has pledged reverse repurchase agreements and securities composed of Brazilian government bonds in the total amount of US$2,252,464 to the Brazilian Central Bank as of December 31, 2022 (US$2,271,585 as of December 31, 2021).
(1)	The gross nominal outflow was projected considering the exchange rate of Brazilian Reais, and Mexican and Colombian Pesos to US$ as of December 31, 2022 (R$5.2804, MXN19.4999 and COP4,852.50 per US$1) and the projected Brazilian CDI, obtained from B3's website, for the deposits.

Schedule of VaR for the entities in Brazil

VaR	2022	2021

Nu Financeira (i) / Nu Pagamentos (Brazil)	190	1,012
Nu Holdings	10,321	340

Schedule of interest risk

Curve	Brazilian Risk-Free Curve		IPCA coupon
DV01	2022	2021	2022	2021

Nu Financeira (i) / Nu Pagamentos / FIP (Brazil)	(41)	4	(5)	(2)
(i)	Includes Nu Financeira and its subsidiaries Nu Invest and Nu DTVM.

The following analysis is the Nu México sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the Mexican risk-free curve, assuming a parallel shift and a constant financial position:

Curve	Mexican Risk-Free Curve
DV01	2022	2021

Nu Mexico	(11)	n/a*
*	Nu Mexico figures were not significant as of December 2021.

The following analysis is Nu Holding's sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the US Risk-Free Curve:

Curve	US Risk-Free Curve
DV01	2022	2021

Nu Holdings	(121)	(103)